UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  028-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Francois Perusse-Massicotte
Title:     Chief Compliance Officer
Phone:     514-673-1476

Signature, Place, and Date of Signing:

/s/ Francois Perusse-Massicotte   Montreal, Quebec, Canada   April 16, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $218,608 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    11591   163300 SH       SOLE                   163300        0        0
BIOMED REALTY TRUST INC        COM              09063H107     3162   146400 SH       SOLE                   146400        0        0
BOSTON PROPERTIES INC          COM              101121101    11945   118200 SH       SOLE                   118200        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     3022    44000 SH       SOLE                    44000        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     1433    53700 SH       SOLE                    53700        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105     2257   305000 SH       SOLE                   305000        0        0
DIGITAL RLTY TR INC            COM              253868103    15158   226550 SH       SOLE                   226550        0        0
EPR PPTYS                      COM SH BEN INT   26884U109     3716    71400 SH       SOLE                    71400        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    20030   363786 SH       SOLE                   363786        0        0
HIGHWOODS PPTYS INC            COM              431284108     3134    79200 SH       SOLE                    79200        0        0
HOME PROPERTIES INC            COM              437306103    13185   207900 SH       SOLE                   207900        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    19003  1086484 SH       SOLE                  1086484        0        0
ISHARES TR                     DJ US REAL EST   464287739     7920   114000 SH  PUT  SOLE                   114000        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     3510    88300 SH       SOLE                    88300        0        0
MACK CALI RLTY CORP            COM              554489104     3147   110000 SH       SOLE                   110000        0        0
MID-AMER APT CMNTYS INC        COM              59522J103    11809   171000 SH       SOLE                   171000        0        0
PROLOGIS INC                   COM              74340W103    15424   385800 SH       SOLE                   385800        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    38134   240500 SH       SOLE                   240500        0        0
TAUBMAN CTRS INC               COM              876664103    10686   137600 SH       SOLE                   137600        0        0
VENTAS INC                     COM              92276F100    17480   238800 SH       SOLE                   238800        0        0
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101     2862   102800 SH       SOLE                   102800        0        0